Fair Value Disclosures - Summary of Valuation of KLC Shares (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 414,235		$ 0
KLC Shares - Marketable Securities (Loss)	980,430	0
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 414,235